Recapitalization costs	12 Months Ended
Dec. 31, 2022
Recapitalization costs
Recapitalization costs

35Recapitalization costs

The difference in the fair value of the shares issued by the Group, the accounting acquirer, and the fair value of the SPAC’s, accounting acquiree’s, identifiable net assets represent a service received by the accounting acquirer. This difference is considered as cost of listing (recapitalization) and recorded in the consolidated statement of profit or loss.

During the year, the Group incurred certain expenses as a result of the SPAC transaction. The following table displays the calculation of the listing costs recognized during the year:

	Number of
	shares/warrants	At Closing Date
		USD
Net deficit from SPAC transferred to the Group	—	18,532,095

SPAC ordinary shares outstanding	34,500,000	—
SPAC ordinary shares redeemed	(29,175,999)	—
Remaining Class A Ordinary Shares	5,324,001	—
SPAC Class B Sponsor Shares	8,625,000	—
Total shares issued to SPAC	13,949,001	—

Diluted share price at Closing Date	8.68	—
Total value transferred to the SPAC	—	121,077,329
Recapitalization costs	—	139,609,424